Notes to the Consolidated Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 26, 2025	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) shares
Notes to the Consolidated Statements of Cash Flows [Line Items]
Number of RSU	1,177,256
Number of grantees				59
Ordinary shares, shares issued (in Shares)		373,321,692		315,224,993			373,321,692
Number of newly issued shares (in Shares)		176,278	176,278
Settlement of bonus		¥ 58,869	$ 8,418	¥ 49,350
Non cash addition for right of use assets and lease liabilities		5,047		17,108	¥ 16,194		$ 722
Non-cash disposals
Non-cash additions to intangible assets | ¥				1,403	805
Non-cash additions to property, plant and equipment		10,011	1,432	9,424	¥ 26,823
Bottom of range [member]
Notes to the Consolidated Statements of Cash Flows [Line Items]
Non-cash disposals		2,675	382	1,067
Top of range [member]
Notes to the Consolidated Statements of Cash Flows [Line Items]
Non-cash disposals		¥ 3,360	480	1,152
Employee [Member]
Notes to the Consolidated Statements of Cash Flows [Line Items]
Ordinary shares, shares issued (in Shares)		1,592,607					1,592,607
Settlement of bonus		¥ 58,869	$ 8,418	¥ 49,350		$ 55,468
Post-IPO Option Scheme [Member]
Notes to the Consolidated Statements of Cash Flows [Line Items]
Number of RSU		633,243	633,243
Number of grantees		33					33
Two Thousand Twenty One RSU Scheme [Member]
Notes to the Consolidated Statements of Cash Flows [Line Items]
Number of grantees		34					34
Ordinary shares, shares issued (in Shares)		48,439					48,439
Two Thousand Twenty Two RSU Scheme [Member]
Notes to the Consolidated Statements of Cash Flows [Line Items]
Number of grantees		145		777,006	172		145
Ordinary shares, shares issued (in Shares)		1,177,256			1,379,094		1,177,256